LIABILITIES FOR LITIGATION	12 Months Ended
Dec. 31, 2021
LIABILITIES FOR LITIGATION
LIABILITIES FOR LITIGATION

19.         LIABILITIES FOR LITIGATION

(a)Approval for non-advertising content

A majority of the digital frames and digital TV screens in the Group’s network include programs that consist of both advertising content and non-advertising content. On December 6, 2007, the State Administration of Radio, Film or Television, or the SARFT, a governmental authority in the PRC, issued a Circular regarding Strengthening the Management of Public Audio-Video in Automobiles, Buildings and Other Public Areas, or the SARFT Circular. According to the SARFT Circular, displaying audio-video programs such as television news, films and television shows, sports, technology and entertainment through public audio-video systems located in automobiles, buildings, airports, bus or train stations, shops, banks and hospitals and other outdoor public systems must be approved by the SARFT. The Group intends to obtain the requisite approval of the SARFT for the Group’s non-advertising content, but the Group cannot assure that the Group will obtain such approval in compliance with this SARFT Circular, or at all.

In January 2014, the Group entered into a strategic alliance with China Radio International Oriental Network (Beijing) Co., Ltd ("CRION"), which manages the internet TV business of China International Broadcasting Network, to operate the CIBN-AirNet channel for broadcast network TV programs to air travelers in China. According to the terms of the cooperation arrangement with CRION, during the cooperation period from March 28, 2014 to March 27, 2024, CRION shall obtain and, from time to time, be responsible for obtaining any approval, license and consent regarding the regulation of broadcasting and television from relevant authorities.

19.         LIABILITIES FOR LITIGATION - continued

There is no assurance that CRION will be able to obtain or maintain the requisite approval or the Group will be able to renew the contract with CRION when they expire. If the requisite approval is not obtained, the Group will be required to eliminate non-advertising content from the programs included in the Group’s digital frames and digital TV screens and advertisers may find the Group’s network less attractive and be unwilling to purchase advertising time slots on the Group’s network.

As of December 31, 2021, the Group did not record a provision for these matters as management believes the possibility of adverse outcome of the matters is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements. However, it is not possible for the Group to predict the ultimate outcome and the possible range of the potential impact of failure to obtain such disclosed registrations and approvals primarily due to the lack of relevant data and information in the market in this industry in the past.

(b)	AM Advertising Dispute

Linghang Shengshi had served a legal letter, dated June 29, 2016 (the “Legal Letter”), on Longde Wenchuang to challenge the proposed transfers by Longde Wenchuang of their equity interests in AM Advertising to Shanghai Golden Bridge InfoTech Co., Ltd. (stock code: 603918), a PRC company with its shares listed on the Shanghai Stock Exchange (“Golden Bridge”). As of the date of the Legal Letter, Linghang Shengshi held 24.84% of the equity interests in AM Advertising. Longde Wenchuang and Culture Center held 28.57% and 46.43%, respectively, of the equity interests in AM Advertising. On June 14, 2016, Longde Wenchuang entered into an equity interest transfer agreement with Golden Bridge to transfer 75% equity interests in AM Advertising to Golden Bridge in consideration for shares in Golden Bridge (the “Transfer”). Neither of Longde Wenchuang sought consent from Linghang Shengshi with respect to the Transfer in accordance with the provisions of the Company Law of the People’s Republic of China (the “Company Law”). Linghang Shengshi challenges the validity of the Transfer on the ground that it violated the statutory right of first refusal of Linghang Shengshi under the Company Law. Subsequent to the Group’s legal letter, Golden Bridge ceased acquisition of 75% equity interest of AM Advertising from Longde Wenchuang and Culture Center. Longde Wenchuang and Culture Center further dismissed the Group’s representative from Co-CEO position of AM Advertising.

On September 2, 2016, the Group received notice (the “September 2, 2016 Notice”) from the China International Economic and Trade Arbitration Commission (the “CIETAC”) that the Company, Chuangyi Technology, Linghang Shengshi and Mr. Herman Man Guo (collectively, the “Respondents”) were named as respondents by the Culture Center in an arbitration proceeding submitted by the Culture Center to the CIETAC in connection with the sale by the Group of 75% equity interests in AM Advertising to Culture Center and Longde Wenchuang in June 2015. Culture Center seeks specific performance by the Respondents of certain obligations under the transaction documents, which include, among other things, (i) the pledge by Linghang Shengshi and Mr. Guo of their respective equity interests in AM Advertising to Culture Center as security for their obligations under the transaction documents, (ii) the use of best efforts by the Respondents to cooperate with the Culture Center and Longde Wenchuang to procure the listing of AM Advertising in China and (iii) the performance by the Group and Mr. Guo of their respective non-compete obligations to refrain from holding, operating, or otherwise participating in any business that is the same or substantially the same as that of AM Advertising. The Group believes the arbitration request is without merit and intends to defend the actions vigorously. However, no assurances can be provided that the Group will prevail in this arbitration proceeding. In response to the September 2, 2016 Notice, the Group filed a notice against Culture Center to CIETAC for their breach of contract.

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As a result of the above disputes, the Group is no longer able to exercise significant influence in operating and strategic decision of AM Advertising and cannot access to AM Advertising’s financial information. Accordingly, the Group accounted its investment in AM Advertising as equity investments without readily determinable fair values (see Note 7) as of December 31, 2019, 2020 and 2021. AM Advertising and its subsidiaries are no longer related parties to the Group. As of December 31, 2016, the Group treated the provision for earnout commitment of $23,549 as contingent liability and did not record any additional provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements.

During 2018, a memorandum of understanding and various supplemental agreements (collectively the "MoU") were , were entered into with, among others, Longde Wenchuang and Beijing Cultural Center Construction and Development Fund (Limited Partnership), under which, among other things, Linghang Shengshi and Mr. Guo have agreed to pay or make available to AM Advertising on or prior to May 30, 2018 and further extended to September 30, 2018 and December 31, 2018 an aggregate of RMB304.5 million which was to be discounted by the following amounts (i) the RMB152.0 million profits attributable to Linghang Shengshi, Mr. Guo and Mr. Xu for the first nine months of 2015, based on a third-party pro forma audit report on AM Advertising; (ii) the loan of RMB88.0 million in principal balance and RMB7.8 million in interests; and (iii) the payment of RMB56.7 million in cash after the sale of the 20.32% equity interests in AM Advertising, which consisted of 20.18% equity interests hold by the Group and 0.14% equity interests hold by Mr. Man Guo and Mr. Qing Xu on behalf of the Group, and following the completion of the foregoing arrangements, the Group’s obligations with respect to the profit target for 2015, the earnout provision for the first nine months of 2015 and the loans between AM Advertising and Linghang Shengshi shall be deem completed. According to the aforesaid MoU, after Linghang Shengshi, Mr. Guo and Mr. Xu transfer all the equity interest of AM Advertising, they will cease to be shareholders of AM Advertising and will not be able to continuously assume the obligations in connection with the profit commitment and earn out provision as a matter of fact.

The sale of the 20.32% equity interests in AM Advertising (therein 20.18% was held by the Group) has been completed as of December 31,2018, while the cash payment of RMB56.7 million to Longde Wenchuang and Beijing Cultural Center Construction and Development Fund (Limited Partnership) has not been paid yet by the Group as of December 31, 2021. Upon the effectiveness of MoU, the Group has written off the contingency of provision for earnout provision, and has recorded an actual payable of earnout provision in the amount of RMB152.6 million as of December 31, 2018. On June 27, 2019, Linghang Shengshi received a letter of notification from AM Advertising requiring for the immediate payment for the net settlement of RMB 56.7 million (the “Letter”) and Linghang Shengshi responded to the Letter on June 28, 2019 by urging AM Advertising to cooperate with income tax deduction. According to an independent third-party attorney's legal opinion issued in March 2021, the MoU was still effective.

19.         LIABILITIES FOR LITIGATION - continued

In January 2021, the Group was informed that two of Linghang Shengshi’s bank accounts amounted to $1 in aggregate was frozen by the court as Culture Center applied to the court regardless of the arbitration process in the CIETAC in connection with the sale by the Group of 75% equity interests in AM Advertising. The Group believes the application is non-excused as it conflicted with the arbitration proceeding already submitted by the Culture Center to the CIETAC and defended the actions by applying to the court to unfreeze Linghang Shengshi’s bank accounts. In March 2021, the Group discovered that the equity interest of AirNet Online held by Mr. Herman Man Guo and Mr. Qing Xu was frozen by the court, which was applied to the court by AM Advertising to urge all parties to settle the Transfer (the “Case”). However, the Group believes that the court has no right of jurisdiction to judge this Case as it was essentially consisted with the arbitration process in the CIETAC and would be conflicting, and the Group submitted the objection to the court. The judge of the Case has orally approved the objection and the Case will be withdrawn. As of December 31, 2021, Longde Wenchuang and Culture Center have not issued a written notice requesting the cancellation of the MoU. Therefore, the Group considered the MoU was still effective as of December 31, 2021, and the aforementioned actual payable of earnout provision remained.

In January 2022, the court gived judgement that Linghang Shengshi, Mr. Herman Man Guo and Mr. Qing Xu should pay RMB 56.7 million and interest (the "debts") to AM Advertising within 10 days of the effective date of the judgment. In addition, Chuangyi Technology and AirNet is jointly and severally liable for the debts to the AM Advertising. Linghang Shengshi, Mr. Herman Man Guo, Mr. Qing Xu and Chuangyi Technology has entered an appeal to the court. The case is currently awaiting retrial by the court. As the payable of earnout commitment of RMB 152.6 million have been adjusted since 2019 and the total amount of RMB 95.9 million of other current asset have been recorded per book, the net amount of the contingent liability was reflected in the consolidated financial statement of 2021, and no further adjustment was needed in a conclusion.